FAIR VALUE MEASUREMENT AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Estimated Fair Values and Related Carrying Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
4.375% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Note, carrying value	$ 248,567	$ 248,310
Note, fair value	$ 262,033	260,265
Stated interest rate (as a percent)	4.375%
3.45% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Note, carrying value	$ 747,655	747,474
Note, fair value	$ 741,113	719,273
Stated interest rate (as a percent)	3.45%
Interest rate swap agreements
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Derivative, carrying value	$ 1,163	3,888
Derivative, fair value	$ 1,163	$ 3,888